Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through March 7, 2022, the date that the financial statements were issued. The Company did not identify any subsequent events other than what was disclosed above that would have required adjustment or disclosure in the financial statements.

FaZe Clan Inc. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

15.    SUBSEQUENT EVENTS

In preparing the audited consolidated financial statements, the Company has evaluated subsequent events through March 14, 2022, which is the date the audited consolidated financial statements were available for issuance.

Claims

See claims as described in Note 11, Litigation above.

Agreement and Plan of Merger Amendment

In March 2022, the Company and B. Riley 150 entered into an amendment to the Merger Agreement. Pursuant to the amendment, among other things, as of the merger effective time, each FaZe vested stock option that is not exercised shall not automatically be converted into shares of Company’s common stock but instead will be converted into vested stock options exercisable into B. Riley 150 common stock as of merger effective time. Each vested stock option shall be treated as an issued and outstanding share of the Company’s common stock for all purposes of the Merger Agreement, calculated on a cashless basis. As a result, the calculation of the Exchange Ratio as defined in the Merger Agreement is not impacted.

Financing

In March 2022, the Company entered into an agreement for a term loan (“B. Riley Term Loan”) with B. Riley Principal Commercial Capital, LLC, an affiliate of B. Riley 150, allowing the Company to borrow an aggregate principal amount of up to $20 million maturing on the closing date of the Merger Agreement. The interest rate is 7.00% per annum. In the event that the Merger Agreement is terminated, on the date of the termination, in exchange for the B. Riley Term Loan, the Company will issue to the lender a secured convertible promissory note on substantially the same terms as the existing senior secured convertible promissory notes of the Company, in an aggregate principal amount equal to the outstanding principal balance (including capitalized interest) and the unpaid accrued interest of the B. Riley Term Loan on such date. The Company waived the minimum cash condition for closing in the proposed merger with B. Riley 150. The Company drew $10 million upon closing of the B. Riley Term Loan.

The Company has evaluated subsequent events through April 27, 2022.

Financing

The Company drew the final $10 million of the B. Riley Term Loan in April 2022.